PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,062	$ 1,062
Charges		292	$ 251	$ 243
Impairment		4	5
Property, plant and equipment at end of period		1,323	1,062
Reconciliation of changes in property, plant and equipment
Assets		9,299	8,059
Software transferred from assets in course of construction			19
Capital expenditures relating to property, plant and equipment contracted but not yet provided		33	16
Disclosure of quantitative information about leases for lessee [abstract]
Depreciation charge in the year	50	$ 50
Minimium
Reconciliation of changes in property, plant and equipment
Useful Life		3 years
Maximum
Reconciliation of changes in property, plant and equipment
Useful Life		20 years
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			159
Disclosure of quantitative information about leases for lessee [abstract]
Right of use assets			159
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,042	$ 3,042	2,741
Exchange adjustment		9	(72)
Acquisitions – Property, plant and equipment		9
Additions		405	332
Disposals		(104)	(98)
Impairment		4	1
Transfers			(19)
Property, plant and equipment at end of period		3,357	3,042	2,741
Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,883	2,883
Property, plant and equipment at end of period			2,883
Cost | IFRS 16 | Restatement Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			159
Disclosure of quantitative information about leases for lessee [abstract]
Right of use assets			159
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,821	1,821	1,692
Exchange adjustment		4	(46)
Charges		292	251
Disposals		(83)	(80)
Impairment			4
Property, plant and equipment at end of period		2,034	1,821	1,692
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		132
Disclosure of quantitative information about leases for lessee [abstract]
Additions		35
Depreciation charge in the year		37
Right of use assets		132
Land and buildings | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	226	226
Property, plant and equipment at end of period		378	226
Land and buildings | Freehold | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	469	469	301
Exchange adjustment		2	(6)
Acquisitions – Property, plant and equipment		7
Additions		42	6
Disposals		(11)
Transfers		24	34
Property, plant and equipment at end of period		533	469	301
Land and buildings | Freehold | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	335	335
Property, plant and equipment at end of period			335
Land and buildings | Freehold | Cost | IFRS 16 | Restatement Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			134
Disclosure of quantitative information about leases for lessee [abstract]
Right of use assets			134
Land and buildings | Freehold | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	109	109	91
Exchange adjustment		1	(2)
Charges		51	14
Disposals		(6)
Impairment			1
Transfers			5
Property, plant and equipment at end of period		155	109	91
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21	21
Property, plant and equipment at end of period		$ 24	21
Buildings | Minimium
Reconciliation of changes in property, plant and equipment
Useful Life		20 years
Buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful Life		50 years
Instruments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	387	$ 387
Property, plant and equipment at end of period		417	387
Instruments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,388	1,388	1,284
Exchange adjustment		(2)	(45)
Additions		198	179
Disposals		(72)	(73)
Transfers			43
Property, plant and equipment at end of period		1,512	1,388	1,284
Instruments | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,388	1,388
Property, plant and equipment at end of period			1,388
Instruments | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,001	1,001	904
Exchange adjustment		(2)	(30)
Charges		157	163
Disposals		(60)	(59)
Transfers		(1)	23
Property, plant and equipment at end of period		1,095	1,001	904
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	321	321
Property, plant and equipment at end of period		358	321
Right-of-use assets		24
Disclosure of quantitative information about leases for lessee [abstract]
Additions		11
Depreciation charge in the year		13
Right of use assets		24
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,057	1,057	1,062
Exchange adjustment		8	(20)
Acquisitions – Property, plant and equipment		2
Additions		37	21
Disposals		(19)	(24)
Transfers		57	(7)
Property, plant and equipment at end of period		1,142	1,057	1,062
Other | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,032	1,032
Property, plant and equipment at end of period			1,032
Other | Cost | IFRS 16 | Restatement Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			25
Disclosure of quantitative information about leases for lessee [abstract]
Right of use assets			25
Other | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	711	711	697
Exchange adjustment		5	(14)
Charges		84	74
Disposals		(17)	(21)
Impairment			3
Transfers		1	(28)
Property, plant and equipment at end of period		784	711	697
Assets in course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	128	128
Property, plant and equipment at end of period		170	128
Assets in course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	128	128	94
Exchange adjustment		1	(1)
Additions		128	126
Disposals		(2)	(1)
Impairment		4	1
Transfers		(81)	(89)
Property, plant and equipment at end of period		170	128	$ 94
Assets in course of construction | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 128	128
Property, plant and equipment at end of period			$ 128
Assets under finance leases
Reconciliation of changes in property, plant and equipment
Assets		$ 0